Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

26. Subsequent events

Completion of DP2 and creation of DP4

On January 10, 2022, the Company repaid and paid out the reversion of the second development partnership, DP2, that it formed during the third quarter of 2021. DP2 funded the drilling and completion of five wells in the Giddings Field near Austin, TX and comprised a total capital program of approximately $35.2 million, with 60% funded by external partners. As part of the completion of the DP2 program, Alpine has retired liabilities of approximately $23.5 million.

Ten of the DP2 partners exercised the put right provided to such partners by DP2 regarding residual interests in their associated investment and, elected to exchange the remaining interest in DP2 for 826,024 Class B non-voting units of Origination (which are exchangeable on a one-for-one basis for Subordinate Voting Shares of the Company, having a deemed value of US$3.825 per unit, or a total of approximately US$3.2 million).

On January 10, 2022, the Company formed a fourth Development Partnership ("DP4") with 36 external limited partners and Origination as a limited partner and the general partner. The intention of the DP4 is to finance the drilling and completion of 5 wells, with the external partners funding approximately 60% and the Company funding 40%. The Company has raised $25,225,079 from external limited partners of which $1,984,256 was raised from officers and directors of the Company. Investors can choose to receive DP4 Units that distribute profits either based on a Flat payout option or an IRR based payout option. Investors have participated as to $10,831,937 in Flat Payout units and $14,393,141 in IRR based payout units.

The terms of the units are identical to those of the first, second and third development partnerships (Note 7).

The Company, through the structure of the DP4, will maintain control of DP4 and will continue to consolidate 100% of the operations of the DP4.

Creation of Red Dawn development partnership

On March 10, 2022, the Company formed a new Development Partnership - Red Dawn ("Red Dawn") with 42 external limited partners and Origination as a limited partner and the general partner. The intention of the Red Dawn is to finance the drilling and completion of 5 wells, with the external partners funding approximately 60% and the Company funding 40%. The Company has raised $30,269,097 from external limited partners of which $1,270,717 was raised from officers and directors of the Company. Investors can choose to receive Red Dawn Units that distribute profits either based on a Flat payout option or an IRR based payout option. Investors have participated as to $16,692,201 in Flat Payout units and $13,576,896 in IRR based payout units.

The terms of the units are identical to those of the first, second and third development partnerships (Note 7).

The Company, through the structure of the Red Dawn, will maintain control of Red Dawn and will continue to consolidate 100% of the operations of Red Dawn.

Expanded credit facility

The Company's operating subsidiary Origination closed a new corporate credit facility to replace the facility (Note 9). The new corporate credit facility has a total size of USD$30 million. The corporate credit facility is secured by working interests in a subset of the Company's producing assets and charges interest at the greater of 5.00% and Prime +1.75%. The corporate credit facility, which has a one year maturity, is expected to provide the Company with additional working capital flexibility.